GOODWILL - Schedule of Goodwill By Operating Segments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 35,730	$ 34,911	$ 28,662
Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	14,209	14,487
Private Equity and Other
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	12,726	14,396
Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	37	19
Renewable Power and Transition
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	6,903	3,335
Asset management
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 1,855	$ 2,674